Impairment of Non-current Assets - Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	$ 75	$ 515
Total impairment of non-current assets, Property, plant and equipment	73	515
Total impairment of non-current assets, Goodwill and other intangibles	2
Net impairment of non-current assets	75	515
Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Net impairment of non-current assets	73	515
Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Goodwill and other intangibles	2
Net impairment of non-current assets	2
Continuing operation [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Net impairment of non-current assets	75	515
Continuing operation [member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Property, plant and equipment	73	515	$ 2,474
Net impairment of non-current assets	73	515
Continuing operation [member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Goodwill and other intangibles	2		$ 33
Net impairment of non-current assets	2
Cerro Colorado [Member] | Copper [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		455
Cerro Colorado [Member] | Copper [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Property, plant and equipment		455
Other [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	75	60
Other [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Property, plant and equipment	73	$ 60
Other [Member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Goodwill and other intangibles	$ 2